Unaudited Interim Consolidated Statements of Loss - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Revenues:
Vessel revenue	$ 52,518	$ 24,696
Commissions	(1,973)	(905)
Vessel revenue, net	50,545	23,791
Expenses:
Voyage expenses	(26,084)	(15,030)
Vessel operating expenses	(14,049)	(10,112)
Management fees	(752)	(648)
General and administration expenses	(3,298)	(2,210)
Amortization of deferred dry-docking costs	(649)	(360)
Depreciation	(7,735)	(6,317)
Operating loss	(2,022)	(10,886)
Other income / (expenses), net:
Interest and finance costs	(9,088)	(5,205)
Interest and finance costs - related party	(3,352)	(1,612)
Gain on debt refinancing	11,392	0
Interest and other income	9	0
Foreign currency exchange losses, net	(36)	(27)
Total other expenses, net	(1,075)	(6,844)
Net loss before income taxes	(3,097)	(17,730)
Income taxes	(22)	0
Net loss	$ (3,119)	$ (17,730)
Net loss per common share
Basic (in dollars per share)	$ (0.09)	$ (0.90)
Weighted average common shares outstanding
Basic (in shares)	35,591,170	19,594,354